Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income before income taxes	¥ 347,604	¥ 342,557	¥ 374,524
Income taxes:
Current	91,297	102,625	91,286
Deferred	16,791	7,487	29,129
Income taxes	108,088	110,112	120,415
Domestic Country
Income Taxes [Line Items]
Income before income taxes	251,351	257,640	287,592
Income taxes:
Current	75,134	73,573	67,671
Deferred	4,005	13,900	21,047
Income taxes	79,139	87,473	88,718
Foreign Country
Income Taxes [Line Items]
Income before income taxes	96,253	84,917	86,932
Income taxes:
Current	16,163	29,052	23,615
Deferred	12,786	(6,413)	8,082
Income taxes	¥ 28,949	¥ 22,639	¥ 31,697